Income Taxes - Provision for Income Taxes Relating to Components of Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Foreign currency translation related to hedging activities	$ 4	$ 3
Cash flow hedge	0	3
Included in share of other comprehensive income of associates	3	0
Actuarial gain (loss) on post-employment benefit obligations	(3)	3
Income tax relating to components of other comprehensive income	$ 4	$ 9